Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Components of Expense (Benefit) for Income Taxes

The components of the expense (benefit) for income taxes are as follows:

	2015	2014
Federal: Canada
Current	$(432)	$(1,388)
Deferred	(21)	1,964

	(453)	576

Provincial: Canada
Current	(332)	94
Deferred	(16)	(423)

	(348)	(329)

Foreign:
Current	566	786
Deferred	319	(1,428)

	885	(642)

Total expense (benefit)	$84	$(395)

Components of Income before Income Tax Expense (Benefit) for Income Taxes	The components of income before income tax expense (benefit) for income taxes are as follows:

	2015	2014
Domestic	$(8,361)	$196
Foreign	12,100	826

Total	3,739	1,022

Reconciliation of Income Taxes

The difference between the effective rate reflected in the income tax expense (benefit) for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2015 and June 30, 2014 is analyzed below:

	2015	2014
Provision for income taxes at statutory rate	$561	$158
Provincial taxes	(332)	112
Foreign rate differential	1,097	264
Canadian rate difference	(59)	168
Effect of U.S. state rate changes	(1,268)	—
Gain on bargain purchase	—	(1,105)
Permanent items	121	96
Uncertain tax position adjustments	(192)	—
Other	156	(88)

	$84	$(395)

Significant Components of Deferred Tax Assets and (Liabilities)

Significant components of deferred tax assets and (liabilities) are as follows:

	2015	2014
Deferred tax liabilities
Intangibles	$(24,873)	$(25,055)
Property and equipment	(55,588)	(52,082)

Total deferred tax liabilities	(80,461)	(77,137)

Deferred tax assets:
Net operating loss carry forward	25,779	21,675
Other	13,461	14,276

Total deferred tax assets	39,240	35,951
Valuation allowance	(337)	(337)

Net deferred tax assets	38,903	35,614

Net deferred tax liabilities	$(41,558)	$(41,523)

Gross Amounts of Unrecognized Tax Benefits

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2015	2014
Balance at July 1,	$1,704	$1,704
Additions for tax position related to prior year	190	—
Effective settlements with tax authorities	(1,439)	—

Balance at June 30,	$455	$1,704